Deferred income tax assets and liabilities and income tax expanse - Schedule of major componets of tax expense income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax	$ (92,089)	$ (62,419)	$ (184)
Deferred income tax	(71,890)	(39,695)	10,297
Income tax (expense) benefit	(163,979)	(102,114)	10,113
Deferred income tax charged to other comprehensive income	1,463	2,048	(114)
Total income tax (expense) benefit	$ (162,516)	$ (100,066)	$ 9,999